CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 34,407,761		$ 32,748,715		$ 29,123,118
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	27,623,368	[1]	22,484,582	[1]	19,008,749	[1]
Depreciation and amortization	2,910,855		2,716,463		2,586,017
Provision for deferred income taxes	145,730		252,359		24,348
Losses due to called redemptions on marketable securities, loss on sales of equipment, and amortization on securities	1,004,266		1,126,903		564,126
Decrease (increase) in miscellaneous assets	(1,561,178)		(433,312)		(280,623)
Decrease in other liablities	(333,179)		1,961,216		(736,171)
Net Cash Provided by (Used in) Operating Activities	63,985,988		60,856,926		50,289,564
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(334,922,921)		(300,909,120)		(268,764,514)
Loan payments	281,446,113		252,810,438		226,770,538
Decrease (increase) in restricted cash	3,702,378		891,699		(1,789,795)
Purchases of securities, available for sale	(38,947,670)		(28,596,333)		(17,503,960)
Purchases of securities, held to maturity					(28,785,585)
Purchase of equity fund investment	(10,000,000)
Sales of securities, available for sale	4,199,916		265,977		2,267,712
Sales of securities, held to maturity					817,615
Redemptions of securites, available for sale	12,880,000		7,528,250		11,100,000
Redemptions of securities, held to maturity	2,975,000		3,060,000		2,695,000
Capital Expenditures	(2,715,004)		(2,516,138)		(5,565,398)
Proceeds from sale of equipment	45,662		64,103		554,630
Net Cash Provided by (Used in) Investing Activities	(81,336,526)		(67,401,124)		(78,203,757)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	4,022,163		3,425,884		6,214,556
Advances on credit line	531,375		532,392		4,308,977
Payments on credit line	(531,375)		(532,392)		(5,208,977)
Commercial paper issued	61,559,542		55,411,872		51,932,342
Commercial Paper redeemed	(33,460,285)		(26,745,170)		(21,938,031)
Subordinated debt issued	8,645,970		8,740,067		10,518,270
Subordinated debt redeemed	(11,185,439)		(12,692,167)		(23,427,814)
Dividends / Distributions	(14,017,609)		(9,761,394)		(8,835,403)
Net Cash Provided by (Used in) Financing Activities	15,564,342		18,379,092		13,563,920
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,786,196)		11,834,894		(14,350,273)
CASH AND CASH EQUIVALENTS, beginning	28,186,035	[2]	16,351,141		30,701,414
CASH AND CASH EQUIVALENTS, ending	26,399,839	[2]	28,186,035	[2]	16,351,141
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	11,537,662		11,333,494		11,710,584
Cash paid during the period for Taxes	3,857,000		3,617,900		3,082,000
Non-cash Exchange of Investment Securities	$ 2,830,022		$ 811,200

[1]	Note 2.
[2]	Note 5.